TAX EXPENSES - Schedule of tax expenses Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TAXES ON INCOME
Loss carryforward	$ 86
UK
TAXES ON INCOME
Corporate tax rate	19.00%	19.00%
Israel
TAXES ON INCOME
Corporate tax rate	23.00%	23.00%
Developed areas in Israel
TAXES ON INCOME
Corporate tax rate	6.00%	6.00%